INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	$ 28,800,000
Balance Beginning	16,382,000	$ 18,196,000	$ 18,196,000	$ 17,608,000
Additions	625,000		1,770,000	2,601,000
Impairments			0	(36,000)
Amortization	(896,000)	(897,000)	(3,584,000)	(1,977,000)
Balance Ending, Cost	26,900,000		28,800,000
Balance Ending	16,111,000		16,382,000	18,196,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	12,378,000	12,275,000	12,275,000	12,272,000
Balance Beginning, A.A.	(6,957,000)	(6,293,000)	(6,293,000)	(5,629,000)
Additions			103,000	39,000
Impairments			0	(36,000)
Amortization	(166,000)		(664,000)	(664,000)
Balance Ending, Cost	12,378,000		12,378,000	12,275,000
Balance Ending, A.A.	(7,123,000)		(6,957,000)	(6,293,000)
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	16,455,000	14,788,000	14,788,000	12,226,000
Balance Beginning, A.A.	(5,494,000)	$ (2,574,000)	(2,574,000)	(1,261,000)
Additions	625,000		1,667,000	2,562,000
Impairments			0	0
Amortization	(730,000)		(2,920,000)	(1,313,000)
Balance Ending, Cost	17,080,000		16,455,000	14,788,000
Balance Ending, A.A.	$ (6,224,000)		$ (5,494,000)	$ (2,574,000)